Investments - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Horizon Copper Corp. | Loans to corporate entities
Disclosure of financial assets [line items]
Face value	$ 149.1
Term of debenture (in years)	10 years
Interest rate	3.00%
Cash sweep percentage of excess cash flow	1.66%
Fair value	$ 122.7
Discount rate	6.00%
Sandbox Royalties Corp.
Disclosure of financial assets [line items]
Number of shares received (in shares)		33.8
Total value from shares received		$ 17.2